Label	Element	Value
VanEck Robotics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Robotics ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® Robotics ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the BlueStar® Robotics Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in Robotics Companies. The Index is published by MarketVector Indexes GmbH (the "Index provider"), a wholly owned subsidiary of the Adviser. The Index is comprised of equity securities, which may include depositary receipts of global exchange-listed companies in the robotics industry. “Robotics Companies” are companies that derive at least 50% of their revenue from: (i) robotics manufacturing or industrial automation systems, (ii) additive manufacturing or 3D printing (including 3D printing equipment, materials or related software or services), (iii) robotics or manufacturing related software and Computer Aided Design software (CAD) (i.e., the use of computer-based software to aid in design processes to optimize the user's workflow and increase productivity), (iv) machine vision technology, (v) robotic surgical systems, or (vi) semiconductor manufacturing systems.
Additionally, the Fund may invest up to 20% of its assets in companies that offer embedded machine learning chips and generate at least 25% of their revenues from these robotics sub-themes.
Robotics Companies may include medium- and large-capitalization companies and the Fund may invest in depositary receipts and securities denominated in foreign currencies. As of February 28, 2023, the Index included 28 securities of companies with a market capitalization range of between approximately $130.4 billion and $507.9 million and a weighted average market capitalization of $62.2 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Index provider reconstitutes and rebalances the Index semiannually.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Index.
The Adviser anticipates that the Fund generally will use a replication strategy for tracking the performance of the Index . A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, including as a result of legal restrictions or limitations (such as fundamental and non-fundamental investment restrictions and tax diversification requirements) that apply to the Fund but not the Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of February 28, 2023 each of the information technology and industrials sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of February 28, 2023 each of the information technology and industrials sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of Investing in Robotics Companies. The Fund invests primarily in the securities of Robotics Companies and is particularly sensitive to the risks to such companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, supply chain disruptions and government regulation. Robotics Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.
Industrials Sector Risk. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.
Special Risk Considerations of Investing in Japanese Issuers. Investments in securities of Japanese issuers, including issuers located outside of Japan that generate significant revenues from Japan, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The risks of investing in the securities of Japanese issuers include lack of natural resources, fluctuations or shortages in the commodity markets, new trade regulations, decreasing U.S. imports and changes in the U.S. dollar exchange rates. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy. In addition, such disasters, and the resulting damage, could impair the long-term ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.
Because the Fund’s assets will be invested primarily in securities of Japanese issuers, a significant portion of its assets will be denominated in Japanese yen. The Fund’s exposure to the Japanese yen and changes in value of the Japanese yen versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Japanese yen.
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. The Fund is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and such companies may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor industry are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs, tariffs and trade disputes, and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (to the extent the Fund effects creations and redemptions in cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards, a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in bonds or equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities for any particular economic cycle. The timing of changes in the securities of the Fund’s portfolio in seeking to replicate its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings and may also result in the widening of bid-ask spreads. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if its Index is comprised of securities of a limited number of companies.
Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to those types of securities. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if its Index is comprised of securities of a limited number of companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
VanEck Robotics ETF | VanEck Robotics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IBOT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 151

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2025.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.